Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	[1]
Current assets
Cash and equivalents	$ 5,927	$ 6,706
Accounts receivable	856	803
Current inventories	2,090	2,070
Other current assets	781	652
Total current assets	9,654	10,231
Non-current assets
Non-current portion of inventory	2,829	2,792
Equity in investees (note 12)	4,242	4,216
Property, plant and equipment	30,471	29,351
Intangible assets	148	148
Goodwill	3,034	3,034
Deferred income tax assets	32	43
Other assets	1,939	1,841
Total assets	52,349	51,656
Current liabilities
Accounts payable	2,084	1,907
Debt	15	56
Current income tax liabilities	571	842
Other current liabilities	533	912
Total current liabilities	3,203	3,717
Non-current liabilities
Debt	4,667	4,647
Provisions	1,815	1,846
Deferred income tax liabilities	4,378	3,909
Other liabilities	1,436	1,621
Total liabilities	15,499	15,740
Equity
Capital stock (note 15)	26,367	26,834
Retained earnings (deficit)	582	(1,243)
Accumulated other comprehensive loss	(52)	(273)
Other	409	1,166
Total equity attributable to Barrick Mining Corporation shareholders	27,306	26,484
Non-controlling interests (note 16)	9,544	9,432
Total equity	36,850	35,916	[2]
Total liabilities and equity	$ 52,349	$ 51,656

[1]	2025 figures have been revised to reflect an update to the provisional purchase price allocation relating to Loulo-Gounkoto. Refer to note 4 for further details.
[2]	Figures have been revised to reflect an update to the provisional purchase price allocation recorded in the fourth quarter of 2025 relating to Loulo-Gounkoto. Refer to note 4 for further details.